August 3, 2018

Securities and Exchange Commission

450 5th Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Dear Sirs:

Pursuant to regulations of the Securities and Exchange Commission, submitted herewith for filing on behalf of Landstar System, Inc. is the Quarterly Report on Form 10-Q for the period ending June 30, 2018.

During the first fiscal quarter of 2018, the Company adopted the provisions of Accounting Standards Update 2014-09 – Revenue from Contracts with Customers utilizing the modified retrospective transition approach.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ L. Kevin Stout
L. Kevin Stout
Vice President and Chief Financial Officer

LKS/kv